SUPPLEMENT DATED JUNE 2, 2015
TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 30, 2015
FOR THE

1919 FINANCIAL SERVICES FUND
A (SBFAX), C (SFSLX), I (LMRIX)

1919 SOCIALLY RESPONSIVE BALANCED FUND
A (SSIAX), B (SESIX), C (SESLX), I (LMRNX)

1919 MARYLAND TAX-FREE INCOME FUND
A (LMMDX), C (LMMCX), I (LMMIX)

(each a “Fund” and collectively, the “Funds”)

This supplement is being provided to inform you that 1919 Investment Counsel, LLC, the investment adviser to the Funds, has changed locations.  Effective immediately all references to 1919 Investment Counsel, LLC’s address should be replaced with:

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Please retain this Supplement with your Prospectus and Statement of Additional Information.

SUPPLEMENT DATED JUNE 2, 2015
TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 30, 2015
FOR THE

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND
(the “Fund”)

This supplement is being provided to inform you that 1919 Investment Counsel, LLC, the investment adviser to the Fund, has changed locations.  Effective immediately all references to 1919 Investment Counsel, LLC’s address should be replaced with:

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Please retain this Supplement with your Prospectus and Statement of Additional Information.